COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company has various leases that expire between now and 2036. The Company’s right-of-use assets and lease liabilities primarily represent lease payments that are fixed at the commencement of a lease and variable lease payments that are dependent on an index or rate. Lease payments are recognized as lease cost on a straight-line basis over the lease term, which is determined as the non-cancelable period, including periods in which termination options are reasonably certain of not being exercised and periods in which renewal options are reasonably certain of being exercised. The discount rate is determined using the Company’s estimated incremental borrowing rate coinciding with the lease term at the commencement of a lease. The estimated incremental borrowing rate for the Company was determined to be between 3.0% - 10.6%. Rent expense for the three months ended June 30, 2025 and 2024 was $154,682 and $96,173, respectively. Rent expense for the six months ended June 30, 2025 and 2024 was $256,620 and $193,095, respectively. As of June 30, 2025, the weighted-average remaining operating lease term and discount rate are 6.8 years and 9.8%, respectively.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 10 - COMMITMENTS AND CONTINGENCIES (Continued)

Operating Leases (Continued)

On October 21, 2024, the Company entered into a long-term lease agreement for corporate office space with a third party. This agreement commenced on April 1, 2025, and requires payments of $11,884 monthly, escalating 3% per annum for a term of 120 months, which ends March 31, 2035. The Company has the option to renew such lease for up to an additional one-year term. The Company accounted for such lease as operating lease as there were no purchase option nor transfer of title at the end of the lease. The Company recognized right of use assets and operating lease liabilities amounted to $988,436. Additionally, the Company was also granted a tenant improvement allowance of $280,115. The Company determined that the improvements are lessee improvements and accordingly, recognized the tenant improvement allowance as a lease incentive and a reduction to the initial recognized right of use assets and operating lease liabilities. The Company expects to receive such lease incentives in the next twelve months from the balance sheet date.

On January 1, 2025, the Company entered into an amendment in its lease agreement with a third party wherein the Company is the lessee of certain commercial property. The amendment commenced on January 1, 2025, and extended the term from May 31, 2025 to December 31, 2029, and increase in monthly rent payments to from $3,650 monthly to $6,878 monthly subject to 3% increase per annum. The Company has the option to renew such lease to an additional one year term. Management determined that the renewal option is not reasonably certain to occur. The Company accounted for this amendment as a lease modification. There were no change in the lease classification as a result of this modification and the Company continues to recognize such a lease as operating lease. The Company remeasured its right of use assets and operating lease liabilities using an updated incremental borrowing rate. The change in right of use assets and operating lease liabilities related to this lease modification amounted to $324,104 for the three months and six months ended June 30, 2025.

On March 20, 2025, the Company entered into an amendment in its long-term lease agreement with a related party wherein the Company is the lessee of certain commercial property. The amendment commenced on April 1, 2025, and extended the term from December 31, 2025 to December 31, 2029, and increase the square footage of the leased property, a corresponding increase in monthly rent payments to from $7,500 monthly to $9,800 monthly. The Company has the option to renew such lease for up to an additional six month extension and month-to-month thereafter. Management determined that the renewal option is not reasonably certain to occur. The Company accounted for this amendment as a lease modification. There were no change in the lease classification as a result of this modification and the Company continues to recognize such a lease as operating lease. The Company remeasured its right of use assets and operating lease liabilities using an updated incremental borrowing rate. The change in right of use assets and operating lease liabilities related to this lease modification amounted to $380,823 for the three months and six months ended June 30, 2025.

	Six Months Ended (Unaudited)
Lease cash flow information:	June 30, 2025	June 30, 2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$256,620	$215,173
	$256,620	$215,173

Summary of lease-related assets and liabilities:	June 30, 2025 (Unaudited)	December 31, 2024 (Audited)
Operating lease right-of-use assets	$2,729,160	$1,761,706
Accumulated amortization	(601,514)	(878,677)
Net operating ROU assets	$2,127,646	$883,029

Current operating liabilities	$(329,278)	$(279,176)
Noncurrent operating lease liabilities	(1,828,955)	(628,274)
Total operating lease liabilities	$(2,158,233)	$(907,450)

Maturity of lease liabilities	June 30, 2025 (Unaudited)
2026	$405,918
2027	400,523
2028	543,993
2029	551,231
2030	359,500
Thereafter	836,398
Total future undiscounted lease payments	3,097,563
Less: interest	(939,330)
Present value of lease liabilities	$2,158,233

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 10 - COMMITMENTS AND CONTINGENCIES (Continued)

Legal Proceedings

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business.

During May 2024, the Company was sent a demand letter alleging that the Company breached the terms of a Customer Service Agreement with one of its vendors in a prior year. The vendor alleges that the Company improperly terminated the agreement without proper notice and therefore owes it $507,573. The Company responded to the vendor’s demand letter and asserts that it only owes the vendor the sum of $85,000 which was recorded as part of its accounts payable as of December 31, 2023. During February 2025, the parties agreed to settle the matter for $240,800. Accordingly, the Company increased its accrued expenses by $155,800 to reflect the settled amount as of December 31, 2024, and the Company paid the settlement on February 26, 2025.

Management is not aware of any other pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.

NOTE 7 -COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business.

During May 2024, the Company was sent a demand letter alleging that the company breached the terms of a Customer Service Agreement with one of its vendors that it did business within a prior year. The vendor alleges that the Company improperly terminated the agreement without proper notice and therefore owes it $507,573. The Company responded to the vendor’s demand letter and asserts that it only owes the vendor the sum of $85,000 which is recorded as part of   its accounts payable as of December 31, 2023. During February 2025, the parties agreed to settle the matter for $240,800. The Company as of December 31, 2024, increased its accrued expenses by $155,800 to reflect the settled amount and the $240,800 was paid on February 26, 2025.

Management is not aware of any other pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.